2. INVENTORIES (Details) - USD ($)	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2018
Inventory Disclosure [Abstract]
Raw materials	$ 651,939	$ 578,856
Work-in-progress	743,100	409,019
Finished goods	772,484	746,729
Total inventories	$ 2,167,523	$ 1,734,604	$ 1,144,068